NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2025
SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 95.90%
	Communication Services - Media & Entertainment -- 1.61%
204,234	Comcast Corporation Class A	$7,289,111

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 5.01%
20,300	Home Depot, Inc.	7,442,792
82,220	TJX Companies Inc	10,153,348
97,372	Tractor Supply Company	5,138,320
		22,734,460

	Consumer Discretionary - Consumer Durables & Apparel -- 1.16%
74,062	NIKE, Inc.	5,261,364

	Consumer Staples - Consumer Staples Distribution & Retail -- 1.04%
47,742	Target Corporation	4,709,748

	Consumer Staples – Food, Beverage & Tobacco -- 2.86%
99,242	Coca-Cola Company	7,021,371
88,409	Mondelez International, Inc. Class A	5,962,303
		12,983,674

	Consumer Staples - Household & Personal Products -- 3.49%
46,550	Procter & Gamble Company	7,416,346
137,325	Unilever PLC Sponsored ADR	8,400,170
		15,816,516

	Energy - Energy -- 5.19%
79,795	Chevron Corporation	11,425,846
70,843	ConocoPhillips	6,357,451
119,100	Enterprise Products Partners L.P.	3,693,291
32,480	Williams Companies, Inc.	2,040,069
		23,516,657

	Financials - Banks -- 6.74%
40,625	JPMorgan Chase & Co.	11,777,594
52,800	PNC Financial Services Group, Inc.	9,842,976
197,405	U.S. Bancorp	8,932,576
		30,553,146

	Financials - Financial Services -- 9.79%
8,444	BlackRock, Inc.	8,859,867
28,200	Blackstone Inc.	4,218,156
126,385	Charles Schwab Corp	11,531,367
38,282	Cohen & Steers, Inc.	2,884,549
104,175	Nasdaq, Inc.	9,315,329
49,500	Raymond James Financial, Inc.	7,591,815

44,401,083

	Financials - Insurance -- 1.62%
25,350	Chubb Limited	7,344,402

	Health Care - Health Care Equipment & Services -- 4.70%
88,763	Abbott Laboratories	12,072,656
68,435	Medtronic Plc	5,965,479
18,281	Quest Diagnostics Incorporated	3,283,816
		21,321,951

	Health Care – Pharmaceuticals, Biotechnology & Life Sciences -- 9.14%
38,619	AbbVie, Inc.	7,168,459
131,685	AstraZeneca PLC Sponsored ADR	9,202,148
49,460	Johnson & Johnson	7,555,015
59,752	Merck & Co., Inc.	4,729,968
256,900	Pfizer Inc.	6,227,256
135,600	Sanofi Sponsored ADR	6,550,836
		41,433,682

	Industrials - Capital Goods -- 9.86%
97,931	A. O. Smith Corporation	6,421,336
16,725	IDEX Corporation	2,936,408
19,975	Illinois Tool Works Inc.	4,938,819
27,642	L3Harris Technologies Inc	6,933,719
33,260	Lincoln Electric Holdings, Inc.	6,895,463
10,510	Nordson Corporation	2,253,029
15,655	Owens Corning	2,152,876
19,584	Rockwell Automation, Inc.	6,505,217
12,905	Watsco, Inc.	5,699,106
		44,735,973

	Industrials - Commercial & Professional Services -- 1.33%
57,721	Booz Allen Hamilton Holding Corporation	6,010,488

	Industrials - Transportation -- 1.54%
30,287	Union Pacific Corporation	6,968,433

	Information Technology - Semiconductors & Semiconductor Equipment -- 7.77%
52,930	Analog Devices, Inc.	12,598,399
44,257	Broadcom Inc.	12,199,442
148,457	Microchip Technology Incorporated	10,446,919
		35,244,760

	Information Technology - Software & Services -- 9.66%
18,880	Accenture plc	5,643,043
31,546	International Business Machines Corporation	9,299,130
36,622	Microsoft Corporation	18,216,149
48,797	Oracle Corporation	10,668,488
		43,826,810

	Information Technology - Technology Hardware & Equipment -- 1.36%
89,095	Cisco Systems, Inc.	6,181,411

	Materials - Materials -- 2.78%
23,829	Air Products and Chemicals, Inc.	6,721,208
85,500	DuPont de Nemours, Inc.	5,864,445
		12,585,653

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 4.29%
46,882	Alexandria Real Estate Equities, Inc.	3,405,040
33,905	American Tower Corporation	7,493,683
10,750	Equinix, Inc.	8,551,303
		19,450,026

	Utilities - Utilities -- 4.96%
161,410	CMS Energy Corporation	11,182,485
103,610	NextEra Energy, Inc.	7,192,606
39,650	WEC Energy Group Inc	4,131,530
		22,506,621

	TOTAL COMMON STOCKS
	(cost $293,493,599)	434,875,969

SHORT-TERM INVESTMENTS -- 4.19%
	Money Market Deposit Account - 0.89%
$4,028,942	U.S. Bank Money Market, 4.20%	4,028,942

	Money Market Fund - 1.10%
5,000,000	First American Money Market Funds Government Obligations Fund - X Class,
	7-day net yield, 4.265%	5,000,000

	U.S. Government Securities - 2.20%
5,014,000	U.S. Treasury Bill 07/08/2025, 4.217%	5,009,949
5,000,000	U.S. Treasury Bill 08/12/2025, 4.385%	4,974,902
		9,984,851

	TOTAL SHORT-TERM INVESTMENTS
	(cost $19,013,950)	19,013,793

	TOTAL INVESTMENTS
	(cost $312,507,549) - 100.09%	453,889,762

	LIABILITIES, NET OF OTHER ASSETS - (0.09)%	(405,471)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$453,484,291

The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820 -10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2025, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$434,875,969
Money Market Deposit Account	4,028,942
Money Market Fund	5,000,000
Level 2
U.S. Government Securities	9,984,851
Level 3
None	—
Total	$453,889,762

(1) See Schedule above for further detail by industry.